Additional Information-Financial Statement Schedule I - Condensed Financial Information of Comprehensive Loss (Parenthetical) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Parent
Condensed Statement Of Income Captions [Line Items]
Other comprehensive income (loss), tax	¥ 0